DISCONTINUED OPERATION - Disposal of subsidiary (Details) - CNY (¥) ¥ in Thousands	May 31, 2023	Apr. 28, 2023
Gaohui group
DISCONTINUED OPERATION
Equity investment percentage	20.00%
Gain on disposal of subsidiary	¥ 26,797
Gaohui group | Disposal of subsidiary | Beijing Weike
DISCONTINUED OPERATION
Disposal group Consideration		¥ 43,750
Gaohui group | Disposal of subsidiary | Beijing Weike | Beijing Tarena
DISCONTINUED OPERATION
Equity Interest acquired		70.00%
Gaohui group | Disposal of subsidiary | Mr. Shaoyun Han
DISCONTINUED OPERATION
Disposal group Consideration		¥ 6,250
Gaohui group | Disposal of subsidiary | Mr. Shaoyun Han | Beijing Tarena
DISCONTINUED OPERATION
Equity Interest acquired		10.00%